As filed with the Securities and Exchange Commission on October 21, 2004

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. _______
                       Post-Effective Amendment No. ______

                        (Check appropriate box or boxes)

                               PIONEER EUROPE FUND
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Pioneer Investment Management, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

Copies to:  David C. Phelan, Esq.
            Wilmer Cutler Pickering Hale and Dorr LLP
            60 State Street
            Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

It is proposed that this registration statement will become effective on November 20, 2004 pursuant to Rule 488 under the Securities Act of 1933.

IMPORTANT INFORMATION
Dear Fellow Shareholder:

     I am writing to ask that you vote in favor of an important proposal that will affect your investment in Pioneer Europe Select Fund ("Europe Select Fund"). Your fund's investment adviser, Pioneer Investment Management, Inc., manages two mutual funds that focus on European equity securities, your fund and Pioneer Europe Fund ("Europe Fund"). The enclosed combined prospectus/proxy statement contains information about a proposal to reorganize your fund into Europe Fund. If approved, you would become a shareholder of Europe Fund and would receive shares of Europe Fund equal in value to the value of your shares in Europe Select Fund. In connection with the reorganization, Europe Fund will be renamed "Pioneer Europe Select Equity Fund" and adopt investment policies that are identical to your fund's investment policies. The result will be that you become a shareholder of a fund the investment goals and focus of which are the same as your fund, but which is substantially larger in size. Our hope is that this will enable the fund to invest more efficiently and to have the potential to realize expense savings in the future. Although Europe Fund will be the legal successor of the reorganization, the combined fund will retain the historical financial statements and investment performance of your fund.

                    WHY IS THE REORGANIZATION BEING PROPOSED?

     The trustees of your fund believe that reorganizing your fund into Europe Fund offers you potential benefits, including the opportunity to be part of a fund with a larger asset size that may be better positioned in the market to increase asset size and achieve economies of scale. The larger portfolio of the combined funds may enable it to achieve better net prices on securities trades. In addition, each fund incurs substantial operating costs for insurance, accounting, legal, and custodial services. The combination of the funds is not expected to reduce expenses immediately but should increase the potential for cost savings in the future as the fixed expenses are spread over a larger pool of assets, reducing expenses on a per share basis.

                      NO IMPACT ON FUND'S FEES AND EXPENSES

         No increase in management fees will result from the reorganization. Pioneer currently limits your fund's ordinary operating expense to 1.75% pursuant to an agreement with your fund. After the reorganization, Pioneer will voluntarily limit the combined fund's ordinary operating expenses to 1.75%. During the past year, Pioneer has been voluntarily further limiting your fund's expenses and will not continue that practice. This expense limitation agreement for the combined fund is voluntary and Pioneer may eliminate it at any time in the future. However, because the combined fund will be larger, its gross expenses per share is anticipated to be much lower than your fund's gross expenses.


                                YOUR VOTE MATTERS

     After careful consideration, your fund's trustees have unanimously approved the reorganization of Europe Select Fund into Europe Fund. The enclosed combined prospectus/proxy statement contains further explanation and important details about the reorganization, which I strongly encourage you to read before voting. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on [ ], 2004.

     Your vote makes a difference, no matter what the size of your investment. Please review the enclosed proxy materials and submit your vote promptly to help us avoid the need for additional mailings. For your convenience, you may vote one of three ways: via telephone by calling 1-[800-622-3265]; via mail by returning the enclosed voting card; or via the Internet by visiting www.pioneerinvest.com and selecting the [shareholder entryway]. If you have any questions or need additional information, please contact a Pioneer Customer Service Representative at 1-800-622-3265 between [8:00 A.M. and 8:00 P.M.] Boston time. I thank you for your prompt vote on this matter.

Sincerely,

Osbert Hood
President and Chief Executive Officer
Pioneer Investment Management, Inc.

                           PIONEER EUROPE SELECT FUND

                                 60 State Street
                           Boston, Massachusetts 02109
                                 1-800-622-3265

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                             SCHEDULED FOR [ ], 2004

     This is the formal agenda for your fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

     A special shareholder meeting for the fund will be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, 26th Floor, Boston, Massachusetts on [ ], [ ], 2004, at [ ], Boston time, to consider the following:

1 A proposal to approve an Agreement and Plan of Reorganization between Pioneer Europe Select Fund ("your fund" or "Europe Select Fund") and Pioneer Europe Fund ("Europe Fund"). Under this agreement, your fund would transfer all of its assets to Europe Fund in exchange for Class A, B and C shares of Europe Fund. Class A, B and C shares of Europe Fund will be distributed to your fund's shareholders in proportion to their Class A, B and C holdings on the reorganization date. Your fund would also assume Europe Fund's liabilities. In conjunction with the reorganization, Europe Fund would be renamed "Pioneer Europe Select Equity Fund" and would change its investment policies to make them identical to your fund's current policies. Although Europe Fund would be the legal successor of the reorganization, the combined fund would retain the historical investment performance of your fund.

2    Any other business that may properly come before the meeting.

         YOUR TRUSTEES RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

          Shareholders of record as of the close of business on [ ], 2004 are entitled to vote at the meeting and any related follow-up meetings.

                           By Order of the Board of Trustees,

                           Dorothy E. Bourassa, Secretary

     Boston, Massachusetts

     [   ], 2004

WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE AND RETURN THE ENCLOSED PROXY.

                               PROXY STATEMENT of

                           PIONEER EUROPE SELECT FUND
                                 PROSPECTUS FOR

                     CLASS A, CLASS B AND CLASS C SHARES OF

                               PIONEER EUROPE FUND
                                 60 State Street
                           Boston, Massachusetts 02109
                                 1-800-622-3265

          This combined prospectus/proxy statement contains the information you should know before voting on the proposed reorganization of your fund into Europe Fund. Please read it carefully and retain it for future reference.

     How the Reorganization Will Work

     o Your fund will transfer all of its assets to Europe Fund. Europe Fund will assume your fund's liabilities.

     o Europe Fund will issue Class A, Class B and Class C shares to your fund in amounts equal to the value of your fund's net assets attributable to its Class A, Class B and Class C shares, respectively. These shares will be distributed to each shareholder of your fund in proportion to their holdings of the respective class of shares on the reorganization date.

     o Your fund will be terminated and its shareholders will become shareholders of Europe Fund.

     o The reorganization is intended to result in no income, gain or loss for federal income tax purposes to Europe Fund, your fund or the shareholders of your fund.


     o In conjunction with the reorganization, Europe Fund will revise its investment policies with the result that its investment objective and policies are substantially the same as your fund's investment objective and policies, and the portfolio management team will be the same as your fund's. As a result, although Europe Fund will legally be the surviving entity in the reorganization, your fund will be the accounting survivor and the continuing fund will inherit your fund's financial and performance record.


Why Your Fund's Trustees Recommend the Reorganization

     The trustees of your fund believe that reorganizing your fund into another fund that will have substantially similar investment policies and greater assets offer you potential benefits. These potential benefits and considerations include:

     o The opportunity to be part of a fund with substantially greater asset that may be better positioned in the market to further increase asset size and achieve economies of scale. Economies of scale have potential benefits to the fund in two ways. First, a larger fund, which trades in larger blocks of stock, may have an enhanced ability to achieve better net prices on securities trades. In addition, each fund incurs substantial operating costs for insurance, accounting, legal, and custodial services. The combination of the funds resulting from the reorganization may spread fixed expenses over a larger asset base, potentially contributing to a lower expense ratio in the long term than your fund would achieve separately; and

     o Continuity of portfolio management, investment policies and historical investment performance, and a substantially similar portfolio composition.

Therefore, your fund's trustees recommend that you vote FOR the reorganization.

     Shares of Europe Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

     Shares of Europe Fund have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Where to Get More Information

Europe Fund's annual report to             On file with the Securities and
shareholders dated October 31, 2004        Exchange Commission ("SEC") and
and semiannual report to shareholders      available at no charge by calling our
dated April 30, 2004.                      toll-free number: 1-800-622-3265.
                                           Incorporated by reference into (and
                                           therefore legally part of) this
                                           combined prospectus/proxy statement.

Your fund's annual report to
shareholders dated August 31,
2004 and semiannual report to
shareholders dated, February 29, 2004.

Europe Fund's most recent prospectus
dated March 1, 2004 and any applicable
supplements.

Your fund's most recent prospectus dated
December 29, 2003 and any applicable
supplements.


Europe Fund's statement of additional
information dated March 1, 2004. It
contains additional information about
Europe Fund.

Your fund's statement of additional
information dated December 29, 2003. It
contains additional information about
your fund.

To ask questions about this combined       Call our toll-free telephone number:
prospectus/proxy statement.                1-800-622-3265

       The date of this combined prospectus/proxy statement is [ ], 2004.

TABLE OF CONTENTS
                                                                            Page

INTRODUCTION

SUMMARY

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

CAPITALIZATION

BOARD'S EVALUATION AND RECOMMENDATION

VOTING RIGHTS AND REQUIRED VOTE

COMPARISON OF DELAWARE STATUTORY TRUST AND MASSACHUSETTS
BUSINESS TRUST


INFORMATION CONCERNING THE MEETING

OWNERSHIP OF SHARES OF THE FUNDS

EXPERTS

AVAILABLE INFORMATION

Exhibit A -- Form of Agreement and Plan of Reorganization

Exhibit B -- Tax Representation Certificate of Pioneer Europe Fund

Exhibit C -- Tax Representation Certificate of Pioneer Europe Select Fund


                                  INTRODUCTION


     This combined prospectus/proxy statement is being used by the board of trustees of your fund to solicit proxies to be voted at a special meeting of shareholders of your fund. This meeting will be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, 26th Floor, Boston, Massachusetts 02109 on January [ ], 2005 at [ ], Boston time. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization (the "Agreement"), a form of which is attached here to as Exhibit A, providing for the reorganization of your fund into Europe Fund. This proxy statement and prospectus is being mailed to your fund's shareholders on or about [ ], 2004.


     This combined prospectus/proxy statement includes information about the proposal, including a comparison summary. You should read the entire proxy statement carefully, including Exhibit A and the enclosed prospectus and annual report of Europe Fund, because they contain details that are not in the summary.

Who is Eligible to Vote?

     Shareholders of record on [ ], 2004 are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

                                     SUMMARY


     The following is a summary of more complete information appearing later in this proxy statement and prospectus or incorporated herein. You should read carefully the entire proxy statement, including the Agreement attached as Exhibit A. The trustees of Europe Fund have approved certain changes in Europe Fund's investment policies to be substantially identical with your fund's investment policies. The following table assumes those changes to policy have not been implemented.


                 Comparison of Europe Select Fund to Europe Fund

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                                   Europe Select Fund                          Europe Fund
-----------------------------------------------------------------------------------------------------------
Business                A diversified open-end investment          A diversified open-end management
                        management company organized as a          investment company organized as a
                        Delaware statutory trust.                  Massachusetts business trust.
-----------------------------------------------------------------------------------------------------------
Net assets, as of       $4,935,103                                 $177,152,872
June 30, 2004
-----------------------------------------------------------------------------------------------------------
Investment adviser      Pioneer Investment Management, Inc. ("Pioneer"), the fund's investment adviser, and portfolio managers  selects the fund's investments and oversees the fund's operations.
                        -----------------------------------------------------------------------------------
                        Day-to-day management of the fund's        Day-to-day management of the fund's
                        portfolio is the responsibility of a       portfolio is the responsibility of a
                        team of portfolio managers and analysts    team of portfolio managers and analysts
                        led by Andrew Arbuthnott. The team,        led by Stan Pearson. The team, which is
                        which is based in Dublin, manages other    based in Dublin, manages other Pioneer
                        Pioneer funds investing primarily in       funds investing primarily in European
                        European securities. The team draws upon   securities. The team draws upon the
                        the research and investment management     research and investment management
                        expertise of the global research team,     expertise of the global research team,
                        which  provides fundamental research on    which provides fundamental research on
                        companies and buy and sell                 companies and buy and sell
                        recommendations on equity securities,      recommendations on equity securities,
                        and includes members from Pioneer's        and includes members from Pioneer's
                        affiliate, Pioneer Investment Management   affiliate, Pioneer Investment Management
                        Limited.                                   Limited.

                        Andrew Arbuthnott, vice president,         Mr. Pearson, Head of Equity (Dublin),
                        joined Pioneer Investment Management       joined Pioneer Investment Management
                        Limited (formerly known as Europlus        Limited (formerly known as Europlus
                        Investment Management & Research Ltd.)     Investment Management & Research Ltd.)
                        as a portfolio manager in 1999.            as a portfolio manager in 1998.
-----------------------------------------------------------------------------------------------------------
Investment objective    Capital growth.                            Long-term growth of capital.
                        -----------------------------------------------------------------------------------
                        This objective is fundamental.
-----------------------------------------------------------------------------------------------------------
Primary investments     Normally, each fund invests at least 80% of its total assets in equity securities of
                        European issuers.


                        A European issuer:
                        o Is organized and has a principal business office in a European country; or
                        o Derives at least 50% of its total revenue from business transacted in Europe

                        Each fund may purchase and sell forward foreign currency exchange contracts in connection with its investments.

-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                   Europe Select Fund                          Europe Fund
-----------------------------------------------------------------------------------------------------------
                        The fund's principal focus is on           For purposes of the fund's investment
                        European companies that exhibit strong     policies, equity investments include
                        growth characteristics and are             common stocks, convertible debt and
                        considered to be leaders in their sector   securities with common stock
                        or industry. The fund generally focuses    characteristics such as preferred
                        on mid- and large-capitalization           stocks, rights, depositary receipts and
                        European issuers. Equity securities        warrants.
                        include common stocks, convertible debt
                        and other equity instruments, such as      The fund may invest in the securities of
                        depositary receipts, warrants, rights      companies domiciled in any European
                        and preferred stocks.                      country, including but not limited to
                                                                   Austria, Belgium, Denmark, Finland,
                        The fund may invest in the securities of   France, Germany, Italy, Ireland, the
                        companies domiciled in any European        Netherlands, Norway, Portugal, Spain,
                        country. European countries are those      Sweden, Switzerland and the United
                        countries located west of the Urals,       Kingdom.
                        including but not limited to Austria,
                        Belgium, Bulgaria, the Czech Republic,
                        Denmark, Finland, France, Germany,
                        Greece, Hungary, Ireland, Italy, the
                        Netherlands, Norway, Poland, Portugal,
                        Spain, Sweden, Switzerland and the
                        United Kingdom.
-----------------------------------------------------------------------------------------------------------
Investment strategies   The fund uses a "growth" style of          The fund uses a "growth at a reasonable
                        management and seeks to invest in          price" style of management. The fund
                        companies with above average potential     seeks to invest in companies with above
                        for earnings and revenue growth.           average potential for earnings and
                                                                   revenue growth that are also trading at
                        To select growth stocks, Pioneer employs   attractive market valuations.
                        due diligence and fundamental research,
                        an evaluation of the issuer based on its   To select stocks, Pioneer employs due
                        financial statements and operations.       diligence and fundamental research, an
                        Pioneer relies on the knowledge,           evaluation of the issuer based on its
                        experience and judgment of its staff and   financial statements and operations,
                        the staff of its affiliates who have       employing a bottom-up analytic style.
                        access to a wide variety of research.      Pioneer relies on the knowledge,
                        Pioneer focuses on the quality and price   experience and judgment of its staff who
                        of individual issuers and economic         have access to a wide variety of
                        sector analysis, not on market-timing      research. Factors Pioneer looks for in
                        strategies. Factors Pioneer looks for in   selecting investments include:
                        selecting investments include:             o Favorable expected returns relative to
                        o Market leadership in a company's         perceived risk
                        primary products or services               o Low market valuations relative to
                        o Issuer has strong growth                 earnings forecast, book value, cash flow
                        characteristics relative to its            and sales
                        competitors                                o Issuer's industry has strong
                        o Favorable expected returns relative to   fundamentals, such as increasing or
                        perceived risk                             sustainable demand and barriers to entry
                                                                   Increasing earnings forecast
                        -----------------------------------------------------------------------------------
                        Pioneer generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.
-----------------------------------------------------------------------------------------------------------
Other investments       The fund may invest up to 20% of its       The fund may invest up to 10% of its
                        total assets in securities of European     total assets in securities of European
                        issuers domiciled in Eastern European      issuers domiciled in Eastern European
                        nations or emerging European markets.      nations or emerging European markets,
                                                                   and which trade on recognized European
                                                                   exchanges.
-----------------------------------------------------------------------------------------------------------
Temporary defensive     Normally, each fund invests substantially all of its assets to meet its investment
strategies              objective. Each fund may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. Each fund intends to adopt a defensive strategy when Pioneer believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.
-----------------------------------------------------------------------------------------------------------
Diversification         Each fund is diversified, which means that, with respect to 75% of total assets, the fund cannot invest (i) more than 5% of total assets in securities of a single issuer or (ii) in securities representing more than 10% of the outstanding voting securities of an issuer.
-----------------------------------------------------------------------------------------------------------
Debt securities         The fund may invest up to 20% of its       The fund may invest up to 20% of its
                        total assets in debt securities of U.S.    total assets in debt securities of
                        or non-U.S. corporate and government       corporate and government issuers with
                        issuers. Generally the fund acquires       less than 12 months to maturity.
                        debt securities that are investment        Generally the fund acquires debt
                        grade, but the fund may invest up to 5%    securities that are investment grade,
                        of its net assets in below investment      but the fund may invest up to 5% of its
                        grade debt securities, including           net assets in below investment grade
                                                                   convertible debt
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                   Europe Select Fund                          Europe Fund
-----------------------------------------------------------------------------------------------------------
                        convertible debt.  The fund invests in     securities issued by both European and
                        debt securities when Pioneer believes      non European issuers. The fund invests
                        they are consistent with the fund's        in debt securities when Pioneer believes
                        investment objective by offering the       they are consistent with the fund's
                        potential for capital appreciation or      investment objective of long-term
                        for greater liquidity.                     capital growth, to diversify the
                                                                   portfolio or for greater liquidity.
-----------------------------------------------------------------------------------------------------------
Short-term trading      Neither fund usually trades for short-term profits. A fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria.
-----------------------------------------------------------------------------------------------------------
Derivatives             Each fund may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The fund does not use derivatives as a primary investment technique and generally limits their use to hedging. However, the fund may use derivatives for a variety of non-principal purposes, including:
                        o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
                        o As a substitute for purchasing or selling securities
                        o To increase the fund's return as a non-hedging strategy that may be considered speculative
-----------------------------------------------------------------------------------------------------------

                                                         Classes of Shares
-----------------------------------------------------------------------------------------------------------
                                   Europe Select Fund                          Europe Fund
-----------------------------------------------------------------------------------------------------------
Class A sales           The Class A shares of both funds have the same characteristics and fee structure.
charges and             o Class A shares are offered with initial sales charges up to 5.75% of the offering
12b-1 fees              price, which is reduced or waived for large purchases and certain types of investors.
                        At the time of your purchase, your investment firm may receive a commission from
                        Pioneer Funds Distributor, Inc. ("PFD"), the funds' distributor, of up to 5%
                        declining as the size of your investment increases.
                        o There are no contingent deferred sales charges, except in certain circumstances when the initial sales charge is waived.
                        o Class A shares are subject to distribution and service fees of up to 0.25% of average daily net assets.
-----------------------------------------------------------------------------------------------------------
Class B sales           The Class B shares of both funds have the same characteristics and fee structure.
charges and             o Class B shares are offered without an initial sales charge, but are subject to
12b-1 fees              contingent deferred sales charges of up to 4% if you sell your shares. The charge is reduced over time and is not charged after six years. Your investment firm may receive a commission from PFD, the funds' distributor, at the time of your purchase of up to 4%.
                        o Class B shares are subject to distribution and service fees of up to 1% of average daily net assets.
-----------------------------------------------------------------------------------------------------------
Class C sales           The Class C shares of both funds have the same characteristics and fee structure.
charges and             o Class C shares are offered without an initial sales charge.
12b-1 fees              o Class C shares are subject to a contingent deferred sales charge of 1% if you sell your shares within one year of purchase. Your investment firm may receive a commission from PFD at the time of your purchase of up to 1%.

                        -----------------------------------------------------------------------------------
                        o Class C shares are subject to distribution and service fees of up to 1% of average daily net assets.
-----------------------------------------------------------------------------------------------------------
Distribution            o These fees are paid out of a fund's assets on an ongoing basis. Over time these
and service             fees will increase the cost of investments and may cost more than other types of
(12b-1) fees            sales charges.
-----------------------------------------------------------------------------------------------------------

                                                Buying, Selling and Exchanging Shares
-----------------------------------------------------------------------------------------------------------
                                   Europe Select Fund                          Europe Fund
-----------------------------------------------------------------------------------------------------------
Buying shares           You may buy shares from any investment firm that has a sales agreement with PFD, the fund's distributor. You can buy shares at the offering price. You may use securities you own to purchase shares of the fund provided that Pioneer, in its sole discretion, determines that the securities are consistent with the fund's objective and policies and their acquisition is in the best interests of the fund.

                        If you have an existing non-retirement account, you may purchase shares of the fund by telephone or online. Certain IRAs also may use the telephone purchase privilege.
-----------------------------------------------------------------------------------------------------------
Minimum initial         Your initial investment must be at least $1,000. Additional must be at least
investments             investment $100 for Class A shares and $500 for Class B or Class C shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm.
-----------------------------------------------------------------------------------------------------------

Exchanging shares       You may exchange your shares for shares of the same class of another Pioneer mutual fund. Your exchange request must be for at least $1,000. The fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred shares charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge. An exchange generally is treated as a sale and a new purchase of shares for federal income tax purposes.

                        You will be assessed a redemption fee (payable to the fund) of 2% if you redeem fund shares within 30 days of investing in the fund.

                        After you establish an eligible fund account, you can exchange fund shares by telephone or online.
-----------------------------------------------------------------------------------------------------------
Selling shares          Your shares will be sold at net asset value per share next calculated after the fund receives your request in good order. If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds.

                        You will be assessed a redemption fee (payable to the fund) of 2% if you redeem fund shares within 30 days of investing in the fund.

                        If you have an eligible non-retirement account, you may sell up to $100,000 per account per day by telephone or online. You may sell fund shares held in a retirement plan account by telephone only if your account is an eligible IRA (tax penalties may apply).
-----------------------------------------------------------------------------------------------------------
Net asset value         The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock
                        Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

                        You buy or sell shares at the share price. When you buy Class A shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge. When you sell Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.
-----------------------------------------------------------------------------------------------------------

Comparison of Principal Risks of Investing in the Funds

     Because each fund has substantially similar investment objective, investment policies and strategies, the funds are subject to the same principal risks. The combined fund would have a portfolio management team, investment objective, investment policies and strategies identical to those of your fund. You could lose money on your investment in the funds or not make as much as if you invested elsewhere if:

     o European stock markets go down or perform poorly relative to U.S. markets (this risk may be greater in the short term);

     o Securities of European issuers or growth stocks fall out of favor with investors; or

     o The fund's investments do not have the growth potential originally expected.

     Investing in developed European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the fund invests a significant portion of its investments in one European region. These risks may include:

     o Less information about some European issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices;

     o Many European markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the fund's portfolio securities at times, in amounts and at prices it considers reasonable;

     o Adverse effect of currency exchange rates or controls on the value of the fund's investments;

     o The economies of European countries may grow at slower rates than expected or may experience a downturn or recession; and

     o Economic and Monetary Union (EMU) and the single European currency may increase the volatility of European markets.


     Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in either fund. Europe Select Fund generally invests in fewer than 40 securities and, as a result, the fund's performance may be more volatile than the performance of funds holding more securities.


Other Consequences of the Reorganization

The Funds' Fees and Expenses

     Shareholders of both funds pay various fees and expenses, either directly or indirectly. Your fund and Europe Fund each pay monthly management fees equal to the following annual percentages of average daily net assets:

--------------------------------------- ----------------------------------------
      Fund Asset Breakpoints                     Management Fee
--------------------------------------- ----------------------------------------
Up to $300 million                      1.00%
--------------------------------------- ----------------------------------------
Next $200 million                       0.85%
--------------------------------------- ----------------------------------------
Over $500 million                       0.75%
--------------------------------------- ----------------------------------------

     The annual management fee rate payable by Europe Fund is the same as the rate paid by your fund. Both funds also pay the same 12b-1 fee rate for each share class. As discussed below, the pro forma expenses of the combined fund after the contractual expense limitation would be 1.75%, which is your fund's current contractual expense limitation for Class A shares (with the Class B and Class C shares' expenses proportionately reduced). Since June 2003, Pioneer has voluntarily limited your fund expenses further, to 1.25% for Class A shares. After the reorganization, Pioneer would discontinue the voluntary 1.25% limitation but would continue the contractual 1.75% limitation (Class A shares). The pro forma gross expenses of the combined fund would be substantially lower than your fund's current gross expenses.


     The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each fund. The expenses in the tables appearing below are based on (i) for your fund, the expenses of your fund for the twelve-months period ended [ ] and (ii) for Europe Fund, the expenses of Europe Fund for the twelve-months period ended [ ]. Future expenses for all share classes may be greater or less. The tables also show the estimated ("pro forma") expenses of the combined fund assuming the reorganization occurred on [ ].

                                   Combined                                Combined                                Combined
                                   Fund                                    Fund                                    Fund
               Europe              (Pro Forma          Europe              (Pro Forma          Europe              (Pro Forma
               Select    Europe    for the 12 months   Select    Europe    for the 12 months   Select    Europe    for the 12 months
                Fund      Fund     ended [  ])          Fund      Fund     ended [  ])          Fund      Fund     ended [    ])
               -------  -------    -----------------   -------   -------   -----------------   -------   -------   -----------------
Shareholder    Class A  Class A         Class A        Class B   Class B        Class B        Class C   Class C        Class C
transaction
fees (paid
directly
from your
investment)

Maximum          5.75%    5.75%           5.75%           None      None           None           None      None           None
sales charge
(load) when
you buy
shares as a
percentage
of offering
price

Maximum         None(1)  None(1)         None(1)            4%        4%             4%             1%        1%             1%
deferred
sales charge
(load) as a
percentage
of offering
price or the
amount you
receive when
you sell
shares,
whichever is
less

Redemption        2%(2)    2%(2)           2%(2)          2%(2)     2%(2)          2%(2)          2%(2)     2%(2)          2%(2)
fee as a
percentage
of amount
redeemed, if
applicable

Annual fund    Class A  Class A         Class A        Class B   Class B        Class B        Class C   Class C        Class C
operating
expenses
(deducted
from fund
assets) as a
% of average
daily net
assets

Management       1.00%    1.00%           1.00%          1.00%     1.00%          1.00%          1.00%     1.00%          1.00%
Fee

Distribution     0.25%    0.25%           0.25%          1.00%     1.00%          1.00%          1.00%     1.00%          1.00%
and Service
(12b-1) Fee

Other             xxx%     xxx%            xxx%           xxx%      xxx%           xxx%           xxx%      xxx%           xxx%
Expenses

Total Annual      xxx%    1.98%            xxx%           xxx%      xxx%           xxx%           xxx%      xxx%           xxx%
Fund
Operating
Expenses

                                   Combined                                Combined                                Combined
                                   Fund                                    Fund                                    Fund
               Europe              (Pro Forma          Europe              (Pro Forma          Europe              (Pro Forma
               Select    Europe    for the 12 months   Select    Europe    for the 12 months   Select    Europe    for the 12 months
                Fund      Fund     ended [  ])          Fund      Fund     ended [  ])          Fund      Fund     ended [    ])
               -------  -------    -----------------   -------   -------   -----------------   -------   -------   -----------------
Less: Fee         xxx%      N/A            xxx%           xxx%       N/A           xxx%           xxx%(2)    N/A           xxx%
Waiver and
Expense
Limitation

Net Expenses      xxx%(3)   N/A            xxx%(4)        xxx%(3)    N/A           xxx%           xxx%(3)    N/A           xxx%(4)


-----------------

(1) Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%.

(2) You will be assessed a redemption fee (payable to the fund) of 2% if you redeem fund shares within 30 days of investing in the fund.


(3) The expenses in the table above reflect the expense limitation in effect through the fiscal year ending August 31, 2004 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of fund expenses (including the amount of the management fee waived) attributable to Class B and Class C shares will be reduced only to the extent such expenses are reduced for Class A shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the fund if the expense ratio of the Class A shares is less than the expense limitation of the Class A shares. Each class will reimburse Pioneer by no more than the dollar amount by which that class' expenses were reduced. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limitation, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond August 31, 2004.

     The hypothetical examples below help you compare the cost of investing in each fund. It assumes that: (a) you invest $10,000 in each fund for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each fund's gross operating expenses remain the same and (e) the expense limitation for your fund is in effect until ________2005. Pro forma expenses are included assuming a reorganization with your fund and Europe Fund. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

-----------------------------------------------------------------------------------------------------------
   Number of years                                                                       Combined Fund
 you own your shares        Europe Select Fund                Europe Fund                 (Pro Forma)
-----------------------------------------------------------------------------------------------------------
Class A -- assuming redemption at end of period
-----------------------------------------------------------------------------------------------------------
Year 1
-----------------------------------------------------------------------------------------------------------
Year 3
-----------------------------------------------------------------------------------------------------------
Year 5
-----------------------------------------------------------------------------------------------------------
Year 10
-----------------------------------------------------------------------------------------------------------
Class A -- assuming no redemption
-----------------------------------------------------------------------------------------------------------
Year 1
-----------------------------------------------------------------------------------------------------------
Year 3
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Year 5
-----------------------------------------------------------------------------------------------------------
Year 10
-----------------------------------------------------------------------------------------------------------
Class B -- assuming redemption at end of period
-----------------------------------------------------------------------------------------------------------
Year 1
-----------------------------------------------------------------------------------------------------------
Year 3
-----------------------------------------------------------------------------------------------------------
Year 5
-----------------------------------------------------------------------------------------------------------
Year 10
-----------------------------------------------------------------------------------------------------------
Class B -- assuming no redemption
-----------------------------------------------------------------------------------------------------------
Year 1
-----------------------------------------------------------------------------------------------------------
Year 3
-----------------------------------------------------------------------------------------------------------
Year 5
-----------------------------------------------------------------------------------------------------------
Year 10
-----------------------------------------------------------------------------------------------------------
Class C -- assuming redemption at end of period
-----------------------------------------------------------------------------------------------------------
Year 1
-----------------------------------------------------------------------------------------------------------
Year 3
-----------------------------------------------------------------------------------------------------------
Year 5
-----------------------------------------------------------------------------------------------------------
Year 10
-----------------------------------------------------------------------------------------------------------
Class C -- assuming no redemption
-----------------------------------------------------------------------------------------------------------
Year 1
-----------------------------------------------------------------------------------------------------------
Year 3
-----------------------------------------------------------------------------------------------------------
Year 5
-----------------------------------------------------------------------------------------------------------
Year 10
-----------------------------------------------------------------------------------------------------------


Comparison of Fund Performance

     Set forth below is performance information for each fund. The following performance information indicates some of the risks of investing in each fund. The bar charts show how each fund's total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The tables show average annual total return (before and after sales taxes) for each fund over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. Past performance before and after taxes does not indicate future results. You should note that the investment policies and management team of the combined fund after the reorganization will be the same as your fund's investment policies and management team. Consequently, the historical performance of your fund relative to its benchmark may be more indicative of how the combined fund will perform in the future than Europe Fund's historical performance.

Europe Fund's Annual Return Class A shares
(Year ended December 31)

'94        6.04
'95       21.48
'96       26.97
'97       21.37

'98       20.82
'99       25.16
'00      -18.43
'01      -22.02
'02      -19.71
'03       32.26


     Europe Fund's year-to-date return as of August 31,, 2004 for Class A shares was xxx %. During the period shown in the bar chart, the fund's highest quarterly return was xxx% for the quarter ended [ ] and the lowest quarterly return was xxx% for the quarter ended [ ].


Europe Select Fund's Annual Return Class A shares
(Year ended December 31)

'01      -15.89
'02       -6.50
'03       38.02


     Europe Select Fund's year-to-date return as of August 31, 2004 for Class A shares was xxx%. During the period shown in the bar chart, the fund's highest quarterly return was xxx% for the quarter ended [ ] and the lowest quarterly return was xxx% for the quarter ended [ ].

               Average Annual Total Return (as of August 31, 2004)



                                                                                                     10 Years
                                                                                                   (or life of
                                                                 1 Year            5 Years         Class/Fund*)
                                                                 ------            -------         ------------
Europe Fund
     Class A - Before Taxes(2)                                    xxx%              xxx%               xxx%
     Class A - After Taxes on Distributions (1)                   xxx%              xxx%               xxx%
     Class A - After Taxes on Distributions and                   xxx%              xxx%               xxx%
                   Sale of Fund Shares (1)
     Class B - Before Taxes                                       xxx%              xxx%               xxx%
     Class C - Before Taxes                                       xxx%              xxx%               xxx%*

Morgan Stanley Capital International (MSCI)                       xxx%              xxx%               xxx%
Europe Index (reflects no deduction for taxes) (3)

Europe Select Fund
     Class A - Before Taxes(2)                                    xxx%               N/A               xxx%*
     Class A - After Taxes on Distribution(1)                     xxx%               N/A               xxx%*
     Class A - After Taxes on Distributions and                   xxx%               N/A               xxx%*
                   Sale of Fund Shares(1)
     Class B - Before Taxes                                       xxx%               N/A               xxx%*
     Class C - Before Taxes                                       xxx%               N/A               xxx%*

Morgan Stanley Capital International (MSCI)                       xxx%              xxx%               xxx%
Europe Index (reflects no deduction for taxes) (3)


-------------
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares.

(2)"Class A - Before Taxes and Sales Load" reflects the performance of Class A shares not including any deduction for taxes or sales charges.

(3)The MSCI is the Morgan Stanley Capital International, which is a capitalization-weighted index of the 15 European country indices included in the MSCI EAFE (Europe, Australasia, Far East) Index. Unlike the fund, the index is not managed and does not incur expenses.


* Europe Fund Class C shares was incepted on January 31, 1996. Europe Select Fund was incepted on December 29, 2000. The corresponding MSCI return for periods since this date was xxx%.


     PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION
The Reorganization


     o The reorganization is scheduled to occur on the close of business on January , 2005, but may occur on such later date as the parties may agree in writing. Your fund will transfer all of its assets to Europe Fund and Europe Fund will assume all of your fund's liabilities. This will result in the addition of your fund's assets to Europe Fund's portfolio. The net asset value of both funds will be computed as of the close of regular trading on the New York Stock Exchange, Inc. on the reorganization date.


     o Europe Fund will issue to your fund Class A shares in an amount equal to the net assets attributable to your fund's Class A shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class A shareholders of record of your fund in proportion to their holdings on the reorganization date. As a result, Class A shareholders of your fund will end up as Class A shareholders of Europe Fund.

     o Europe Fund will issue to your fund Class B shares in an amount equal to the net assets attributable to your fund's Class B shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class B shareholders of record of your fund in proportion to their holdings on the reorganization date. As a result, Class B shareholders of your fund will end up as Class B shareholders of Europe Fund.

     o Europe Fund will issue to your fund Class C shares in an amount equal to the net assets attributable to your fund's Class C shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class C shareholders of record of your fund in proportion to their holdings on the reorganization date. As a result, Class C shareholders of your fund will end up as Class C shareholders of Europe Fund.

     o    After the shares are issued, your fund will be terminated.


     o In conjunction with the reorganization, Europe Fund will revise its investment policies with the result that its investment objective and policies are substantially the same as your fund's investment objectives and policies and the portfolio management team will be the same as your fund's. As a result, although Europe Fund will legally be the surviving entity in the reorganization, your fund will be the accounting survivor and the continuing fund will inherit your fund's financial and performance record. Following the adoption of the same investment policies as your fund, Europe Fund will be repositioning its portfolio and is likely to dispose of a significant portion of current portfolio positions. Europe fund is likely to incur a significant amount of transaction costs in connection with the repositioning of its portfolio and realize unrealized appreciation, which will reduce in part Europe Fund's capital loss carryforwards. However, because of these capital loss carryforwards, shareholders of Europe Fund are not expected to receive a taxable distribution as a result of the repositioning.


Agreement and Plan of Reorganization


     The shareholders of your fund are being asked to approve the Agreement, the form of which is attached to this proxy statement as Exhibit A and incorporated herein by this reference. The description of the Agreement contained herein is qualified in its entirety by the attached copy.

Reasons for the Proposed Reorganization

     The trustees of your fund believe that the proposed reorganization will be advantageous to the shareholders of your fund for several reasons. The trustees considered the following matters, among others, in approving the proposal.

     First, after the reorganization, the combined fund will have an asset size substantially larger than that of your fund, which may allow the combined fund to achieve significant economies of scale in investments or expenses.

     Second, the combined fund will be named "Pioneer Europe Select Equity Fund" and will have the same investment policies and strategies as your fund, the same portfolio management team, and a substantially similar portfolio composition to that of your fund.


     Third, your fund will be the accounting successor of the reorganization, which means that the combined fund will inherit your fund's performance record, which is better, although briefer, than that of Europe Fund. This record is as a result of your fund's investment approach and portfolio management team. Of course, past performance does not predict future results.

     Fourth, no increase in management fee (as a percentage of average daily net assets) is expected as a result of the reorganization. Since June 2004, Pioneer has voluntarily reduced the expenses paid by your fund from the contractual limitation of 1.75% of average daily net assets to 1.25% attributable to Class A shares. After the reorganization, Pioneer will discontinue the voluntary 1.25% expense limitation but will continue the limitation of 1.75% attributable to Class A shares for the combined fund through _________, 2005. Any contingent deferred sales charges applicable to shares of your fund outstanding at the time of the reorganization will continue to apply to Europe Fund shares received by shareholders of your fund in the reorganization. Any contingent deferred sales charges applicable to shares of your fund outstanding at the time of the reorganization will continue to apply to Europe Fund shares received by shareholders of your fund in the reorganization.


     Fifth, the pro forma gross expenses of the combined fund will be substantially lower than your fund's current gross expenses.


     Sixth, shareholders of your fund have the potential to benefit from capital loss carryforwards of Europe Fund. As of August 31, 2004, your fund had capital loss carryforwards of $86,278, which are expected to be used up prior to the Reorganization. Europe Fund had, as of August 31, 2004, of $70,123,211. To the extent that Europe Fund uses these capital loss carryforwards to offset gain after the Reorganization, shareholders of your fund will share in that benefit with other shareholders of Europe Fund.


     The boards of your fund and Europe Fund considered that Pioneer will pay all of the expenses of the funds associated with the preparation, printing and mailing of any shareholder communications, including this combined prospectus/proxy statement, and any filings with the SEC and other governmental agencies in connection with the reorganization.


     The boards of both funds considered that the funds' investment adviser and principal distributor will benefit from the reorganization. Because your fund will be the accounting successor of the reorganization and the combined fund will assume your fund's performance record, Pioneer expects to be able to increase the combined fund's assets at a faster rate than would otherwise be possible if it continued to offer Europe Fund and your fund separately. Such a growth in asset size will benefit Pioneer by increasing its management fees and accelerating the point at which management of the combined fund is profitable to Pioneer.


     The board of trustees of both your fund and Europe Fund also considered that the reorganization presents an excellent opportunity for the shareholders of each fund to become investors in a combined fund that has a larger asset size than either fund alone without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to both funds and their shareholders.

Tax Status of the Reorganization


     The reorganization is not intended to result in income, gain or loss for U.S. federal income tax purposes and will not take place unless the funds receive a satisfactory opinion from Wilmer Cutler Pickering Hale and Dorr LLP, substantially to the effect that the reorganization will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended.

     As a result, for federal income tax purposes:

     o No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to Europe Fund as described above or (2) the distribution by your fund of Europe Fund shares to your fund's shareholders;


     o No gain or loss will be recognized by Europe Fund upon the receipt of your fund's assets solely in exchange for the issuance of Europe Fund shares to your fund and the assumption of your fund's liabilities by Europe Fund;

     o The basis of the assets of your fund acquired by Europe Fund will be the same as the basis of those assets in the hands of your fund immediately before the transfer;

     o The tax holding period of the assets of your fund in the hands of Europe Fund will include your fund's tax holding period for those assets;

     o You will not recognize gain or loss upon the exchange of your shares of your fund solely for Europe Fund shares as part of the reorganization;

     o The basis of Europe Fund shares received by you in the reorganization will be the same as the basis of the shares of your fund you surrender in exchange; and

     o The tax holding period of Europe Fund shares you receive will include the tax holding period of the shares of your fund that you surrender in exchange, provided that the shares of your fund were held by you as capital assets on the date of the exchange.

     In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of Europe Fund and your fund.

     No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

     You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of the Agreement and Plan of Reorganization

     Cancellation of Share Certificates. If your shares are represented by one or more share certificates before the reorganization date, on the reorganization date all certificates will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of Europe Fund shares. Europe Fund will not issue share certificates in the reorganization.

     Conditions to Closing the Reorganization. The obligation of your fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by Europe Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 7).

     The obligation of Europe Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including your fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from your fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 8).


     The obligations of your fund and Europe Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of your fund in accordance with the provisions of your fund's declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Wilmer Cutler Pickering Hale and Dorr LLP as to the federal income tax consequences of the reorganization (see Agreement, Section 9.5).


     Termination of Agreement. The board of trustees of your fund or Europe Fund may terminate the Agreement (even if the shareholders of your fund have already approved it) by their mutual agreement at any time before the reorganization date, if the boards believe that proceeding with the reorganization would no longer be advisable.

     Expenses of the Reorganization. Pioneer will pay the expenses of both funds in connection with the reorganization, including the costs of printing, mailing, legal fees, audit fees and solicitation expenses.

                                 CAPITALIZATION

     The following table sets forth the capitalization of each fund as of June 30, 2004 and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. If the reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between June 30, 2004 and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period.


                                  [           ]


----------------------------------------------------------------------------
                              Europe Select        Europe             Pro
                                   Fund             Fund             Forma
----------------------------------------------------------------------------
Net Assets (millions)              $xxx             $xxx              $xxx
----------------------------------------------------------------------------
Net Asset Value Per Share
----------------------------------------------------------------------------
  Class A                          $xxx             $xxx              $xxx
----------------------------------------------------------------------------
  Class B                          $xxx             $xxx              $xxx
----------------------------------------------------------------------------
  Class C                          $xxx             $xxx              $xxx
----------------------------------------------------------------------------

----------------------------------------------------------------------------

----------------------------------------------------------------------------
Shares Outstanding
----------------------------------------------------------------------------
  Class A                           xxx              xxx               xxx
----------------------------------------------------------------------------
  Class B                           xxx              xxx               xxx
----------------------------------------------------------------------------
  Class C                           xxx              xxx               xxx
----------------------------------------------------------------------------

----------------------------------------------------------------------------

----------------------------------------------------------------------------


     It is impossible to predict how many shares of Europe Fund will actually be received and distributed by your fund on the reorganization date. The table should not be relied upon to determine the amount of Europe Fund shares that will actually be received and distributed.

                      BOARDS' EVALUATION AND RECOMMENDATION

     For the reasons described above, the board of trustees of your fund, including the trustees who are not "interested persons" of either fund or the Adviser ("independent trustees"), approved the reorganization. In particular, the trustees determined that the reorganization is in the best interests of your fund and that the interests of your fund's shareholders would not be diluted as a result of the reorganization. Similarly, the board of trustees of Europe Fund, including the independent trustees, approved the reorganization. They also determined that the reorganization is in the best interests of Europe Fund and that the interests of Europe Fund's shareholders would not be diluted as a result of the reorganization.

     The trustees of your fund recommend that shareholders of your fund vote FOR the proposal to approve the Agreement and Plan of Reorganization.

                         VOTING RIGHTS AND REQUIRED VOTE

     Each share of your fund is entitled to one vote. A quorum is required to conduct business at the meeting. With respect to each fund, the presence in person or by proxy of a majority of shareholders entitled to cast votes at the meeting will constitute a quorum. Approval of the proposal described above requires the affirmative vote of a majority of the shares of your fund outstanding and entitled to vote. For this purpose, a majority of the outstanding shares of your fund means the vote of the lesser of:

(1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

(2) more than 50% of the outstanding shares of the fund.

---------------------------------------------------------------------------------------------------------------
         Shares                    Quorum                                    Voting
---------------------------------------------------------------------------------------------------------------
In General                All shares "present" in      Shares "present" in person will be voted in person at
                          person or by proxy are       the meeting. Shares present by proxy will be voted in
                          counted toward a quorum.     accordance with instructions.
---------------------------------------------------------------------------------------------------------------
Proxy with no Voting      Considered "present" at      Voted "for" the proposal.
Instruction (other than   meeting for purposes of
Broker Non-Vote)          quorum.
---------------------------------------------------------------------------------------------------------------
Broker Non-Vote (where    Considered "present" at      Broker non-votes do not count as a vote "for" and
the underlying holder     meeting for purposes of      effectively result in a vote "against."
had not voted and the     quorum.
broker does not have
discretionary authority
to vote the shares)
---------------------------------------------------------------------------------------------------------------
Vote to Abstain           Considered "present" at      Abstentions do not constitute a vote "for" and
                          meeting for purposes of      effectively result in a vote "against."
                          quorum.
---------------------------------------------------------------------------------------------------------------

     If the required approval of shareholders is not obtained, the meeting may be adjourned as more fully described in this combined prospectus/proxy statement, and your fund will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate.

                     COMPARISON OF DELAWARE STATUTORY TRUST
                        AND MASSACHUSETTS BUSINESS TRUST

Limitation of Shareholders' and Series' Liability

     Delaware law provides that the shareholders of a Delaware statutory trust shall not be subject to liability for the debts or obligations of the trust. Under Massachusetts law, shareholders of a Massachusetts business trust (such as the shareholders of Europe Fund) may, under certain circumstances, be liable for the debts and obligations of that trust. Although the risk of liability of shareholders of a Massachusetts business trust who do not participate in the management of the trust may be remote, Delaware law affords greater protection against potential shareholder liability. Similarly, Delaware law provides that, to the extent that a Delaware statutory trust issues multiple series of shares, each series shall not be liable for the debts or obligations of any other series, another potential, although remote, risk in the case of a Massachusetts business trust. While the trustees believe that a series of a Massachusetts business trust will only be liable for its own obligations, there is no direct statutory or judicial support for that position.

Limitation of Trustee Liability

     Delaware law provides that, except to the extent otherwise provided in a trust's declaration of trust or by-laws, trustees will not be personally liable to any person (other than the statutory trust or a shareholder thereof) for any act, omission or obligation of the statutory trust or any trustee thereof. Delaware law also provides that a trustee's actions under a Delaware statutory trust's declaration of trust or by-laws will not subject the trustee to liability to the statutory trust or its shareholders if the trustee takes such action in good faith reliance on the provisions of the statutory trust's declaration of trust or bylaws. The declaration of trust of a Massachusetts business trust may limit the liability of a trustee, who is not also an officer of the corporation, for breach of fiduciary duty except for, among other things, any act or omission not in good faith which involves intentional misconduct or a knowing violation of law or any transaction from which such trustee derives an improper direct or indirect financial benefit. The trustees believe that such limitations on liability under Delaware law and under Europe Fund's declaration of trust are consistent with those applicable to directors of a corporation under Delaware law and will be beneficial in attracting and retaining in the future qualified persons to act as trustees.

Shareholder Voting

     Delaware law provides that a Delaware statutory trust's declaration of trust or by-laws may set forth provisions related to voting in any manner. This provision appears to permit trustee and shareholder voting through computer or electronic media. For an investment company with a significant number of institutional shareholders, all with access to computer or electronic networks, the use of such voting methods could significantly reduce the costs of shareholder voting. However, the advantage of such methods may not be realizable unless the SEC modifies its proxy rules. Also, as required by the 1940 Act, votes on certain matters by trustees would still need to be taken at actual in-person meetings.

Board Composition

     Delaware law explicitly provides that separate boards of trustees may be authorized for each series of a Delaware statutory trust. Whether separate boards of trustees can be authorized for series of a Massachusetts business trust is unclear under Massachusetts law. As always, the establishment of any board of trustees of a registered investment company must comply with applicable securities laws, including the provision of the 1940 Act regarding the election of trustees by shareholders. Establishing separate boards of trustees would, among other things, enable the series of a Delaware statutory trust to be governed by individuals who are more familiar with such series' particular operations.

                       INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

     In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, Pioneer Investment Management, Inc. and its transfer agent, Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"); or by broker-dealer firms. Pioneer and its affiliates, together with a third party solicitation firm, have agreed to provide proxy solicitation services to your fund at a cost of approximately $_______. Pioneer will bear the cost of such solicitation.

Revoking Proxies

     Each shareholder of your fund signing and returning a proxy has the power to revoke it at any time before it is exercised:

     o By filing a written notice of revocation with your fund's transfer agent, Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109, or

     o By returning a duly executed proxy with a later date before the time of the meeting, or

     o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

     Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum

     As of [ ], 2004 (the "record date"), [ ] Class A shares of beneficial interest of your fund were outstanding, [ ] Class B shares of beneficial interest of your fund were outstanding, and [ ]

Class C shares of beneficial interest of your fund were outstanding. Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. The presence in person or by proxy of the majority of shareholders of your fund entitled to cast votes at the meeting will constitute a quorum.

Other Business

     Your fund's board of trustees knows of no business to be presented for consideration at the meeting other than the reorganization proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

     If, by the time scheduled for the meeting, a quorum of shareholders is not present but sufficient votes "for" the proposal have not been received, the persons named as proxies may propose an adjournment of the meeting to another date and time, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. Any such adjournment will require the affirmative vote of a majority of the votes cast in person or by proxy at the session of the meeting to be adjourned. The persons named as proxies will vote all proxies in favor of the adjournment that voted in favor of the proposal or that abstained. They will vote against such adjournment those proxies required to be voted against the proposal. Broker non-votes will be disregarded in the vote for adjournment. If the adjournment requires setting a new record date or the adjournment is for more than 120 days of the original meeting (in which case the board of trustees of your fund will set a new record date), your fund will give notice of the adjourned meeting to its shareholders.

Telephone and Internet Voting

     In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone, the Internet or other electronic means. The voting procedures used in connection with such voting methods are designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded. If these procedures were subject to a successful legal challenge, such votes would not be counted at the shareholder meeting. The funds are unaware of any such challenge at this time. In the case of telephone voting, shareholders would be called at the phone number PIMSS has in its records for their accounts and would be asked for their Social Security number or other identifying information. The shareholders would then be given an opportunity to authorize proxies to vote their shares at the meeting in accordance with their instructions. In the case of automated telephone and Internet voting, shareholders would be required to provide their identifying information and will receive a confirmation of their instructions.

Shareholders' Proposals

     Your fund is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders must submit the proposal in writing, so that it is received by your fund at 60 State Street, Boston, Massachusetts 02109 within a reasonable time before the meeting.

                        OWNERSHIP OF SHARES OF THE FUNDS


     To the knowledge of each fund, as of September 30, 2004, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively.

As of September 30, 2004, the trustees and officers of each fund owned in the aggregate less than 1% of the outstanding shares of their respective funds.



------------------------------------------------------------------------
                   Shareholder Name and Address            Actual
                                                           Percentage
                                                           owned
------------------------------------------------------------------------
Europe Fund        Citigroup Global Markets Inc.           xxx%
Class B            333 W 34th St., 7th fl.
                   New York, NY  10001-2402
------------------------------------------------------------------------
                   MLPF&S                                  xxx%
                   Mutual Fund Administration
                   4800 Deer Lake Dr. E., fl2
                   Jacksonville, FL 32246-6484
------------------------------------------------------------------------
Europe Fund        MLPF&S                                  xxx%
Class C            Mutual Fund Administration
                   4800 Deer Lake Dr. E., fl2
                   Jacksonville, FL 32246-6484
------------------------------------------------------------------------
Europe Fund        MCB Trust Services                      xxx%
Class R            FBO Industrial Emp. Int. Union
                   700 17th St. Ste 300
                   Denver, CO 80202
------------------------------------------------------------------------
Europe Fund        MLPF&S                                  xxx%
Class Y            Mutual Fund Administration
                   4800 Deer Lake Dr. E., fl2
                   Jacksonville, FL 32246-6484
------------------------------------------------------------------------
                   John F. Cogan Jr.                       xxx%
                   Wilmer Cutler Pickering Hale and
                   Dorr, LLP,
                   60 State Street, Boston, MA 02109-1800
------------------------------------------------------------------------
                   John F. Cogan Jr., Mary Cornille,       xxx%
                   Pamela Cogan Riddle &Gregory Cogan
                   Foundation, c/o Wilmer Cutler
                   Pickering Hale and Dorr, LLP Trust
                   Dept., P.O. Box 1711,
                   Boston, MA  02105-1700
------------------------------------------------------------------------



------------------------------------------------------------------------
                   Shareholder Name and Address            Actual
                                                           Percentage
                                                           Owned
------------------------------------------------------------------------
Europe Select      MLPF&S                                  xxx%
Fund Class A       Mutual Fund Administration
                   4800 Deer Lake Dr. E., fl2
                   Jacksonville, FL 32246-6484
------------------------------------------------------------------------
                   Pershing LLC                            xxx%
                   P.O. Box 2052
                   Jersey City, NJ  07303-2052
------------------------------------------------------------------------

------------------------------------------------------------------------
Europe Select      MLPF&S                                  xxx%
Fund Class B       FBO its customers
                   Mutual Fund Administration
                   4800 Deer Lake Dr. E., fl2
                   Jacksonville, FL 32246-6484
------------------------------------------------------------------------
                   Pioneer Funds Distributor, Inc.         xxx%
                   60 State Street
                   Boston, MA  02109-1800
------------------------------------------------------------------------
Europe Select      MLPF&S                                  xxx%
Fund Class C       FBO its customers
                   Mutual Fund Administration
                   4800 Deer Lake Dr. E., fl2
                   Jacksonville, FL 32246-6484
------------------------------------------------------------------------
                   First Clearing, LLC                     xxx%
                   P. DePaul Irrv. Trust
                   1750 Walton Road
                   Blue Bell, PA  19422-2303
------------------------------------------------------------------------
                   Pioneer Funds Distributor, Inc.         xxx%
                   60 State Street
                   Boston, MA  02109-1800
------------------------------------------------------------------------


                                     EXPERTS

     [To be provided]


                              AVAILABLE INFORMATION

     Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [ ]th day of [_______], 2004, between Pioneer Europe Fund (the "Acquiring Fund"), a business trust organized under the laws of the Commonwealth of Massachusetts with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and Pioneer Europe Select Fund, a statutory trust organized under the laws of the State of Delaware with its principal place of business at 60 State Street, Boston, Massachusetts 02109 (the "Acquired Fund").

     This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (i) the issuance of shares of beneficial interest of each Class of shares of the Acquiring Fund that corresponds to the Classes of shares of the Acquired Fund equal to the net asset value represented by such shares (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (ii) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund (the "Assumed Liabilities"), on the closing date set forth below (the "Closing Date"), and (b) the distribution by the Acquired Fund, on the Closing Date, or as soon thereafter as practicable, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, Acquiring Fund and the Acquired Fund are each registered investment companies classified as management companies of the open-end type, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest;

     WHEREAS, the Board of Trustees of the Acquiring Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquiring Fund shareholders;

     WHEREAS, the Board of Trustees of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquired Fund shareholders.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

     1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES AND LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

     1.1 Subject to the terms and conditions set forth in this Agreement and on the basis of the representations and warranties contained in this Agreement, the Acquired Fund agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and payable or being contested in good faith and contractual restrictions on the transfer of the acquired assets), and the Acquiring Fund agrees in exchange therefor: (a) to issue to the Acquired Fund the number of Acquiring Fund Shares of each Class, including fractional Acquiring Fund Shares, determined (to at least two decimal places) by dividing the value of the Acquired Fund's net assets attributable to a Class of shares and transferred to the Acquiring Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the NAV of one Acquiring Fund Share of the applicable Class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the Assumed Liabilities, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all of the Acquired Fund's property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights of the Acquired Fund all other intangible property owned by the Acquired Fund and originals or copies of all books and records of the Acquired Fund.

     (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's securities and other assets as of the date of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations of the Acquired Fund made in connection with the issuance of the tax opinion provided for in paragraph 9.5 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest and shall not acquire, without the consent of the Acquiring Fund, any securities that are valued at "fair value" under the valuation procedures of either the Acquired Fund or the Acquiring Fund.

     1.3 The Acquired Fund will endeavor to discharge all the Acquired Fund's known liabilities and obligations that are or will become due prior to the Closing Date. The Acquired Fund shall prepare an unaudited statement of assets and liabilities (the "Closing Statement"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with GAAP consistently applied from the prior audited period, including a calculation of the net assets of the Acquired Fund as of the close of business on the Closing Date. The Acquiring Fund shall assume the Assumed Liabilities.

     1.4 On the Closing Date or as soon thereafter as is practicable, the Acquired Fund shall liquidate and distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders") the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the Acquired Fund instructing the Acquiring Fund to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders (as provided to the Acquiring Fund by the Acquired Fund) and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. The Acquired Fund shall promptly provide the Acquiring Fund with evidence of such liquidation and distribution. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 1.1. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's Registration Statement on Form N-14 in the form attached to this Agreement as Annex A.

     1.6 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of the time of issuance shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 Any reporting responsibility of the Acquired Fund with respect to the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

     1.8 The Acquired Fund shall, following the Closing Date and the making of all distributions pursuant to paragraph 1.4, be terminated under the laws of the State of Delaware and in accordance with the Declaration of Trust and By-Laws of the Acquired Fund.

2.   VALUATION

     2.1 The value of the assets of the Acquired Fund to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange, Inc. on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the prospectus or statement of additional information of the Acquired Fund as in effect on the date hereof.

     2.2 The NAV of the Acquiring Fund Shares shall be calculated in accordance with the valuation procedures described in paragraph 2.1.

     2.3 All computations of value shall be made by Pioneer Investment Management, Inc., or its agent, in accordance with its regular practice as pricing agent for the Acquired Fund.

3.   CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be , 2004, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. (Eastern time) at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts, or at such other time and/or place as the parties may agree.

     3.2 Portfolio securities shall be presented by the Acquired Fund to Brown Brothers Harriman & Co. ("BBH") as custodian for the Acquiring Fund for examination no later than three business days preceding the Valuation Date. The Acquiring Fund may, in its sole discretion, reject any securities if it reasonably believes that the ownership of such securities by the Acquired Fund or the acquisition of such securities by the Acquiring Fund would violate the investment policies and restrictions of the Acquired Fund and the Acquiring Fund. The portfolio securities, cash and due bills shall be delivered by the Acquired Fund to BBH as custodian for the Acquiring Fund for the account of the Acquiring Fund at the Closing duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The cash shall be delivered by wire in federal funds to an account of the Acquiring Fund specified by the Acquiring Fund.

     3.3 BBH, custodian for the Acquired Fund, shall deliver at or as soon as possible after the Closing a certificate of an authorized officer stating that:
(a) the Acquired Fund's assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities.

     3.4 In the event that on the Valuation Date (a) the primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such market shall be disrupted so that accurate calculation based upon available market prices of the value of the net assets of the parties hereto is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored, provided that unless the parties otherwise agree, if the transactions contemplated by this Agreement shall not have occurred on or prior to December 31, 2004, each party's obligations under this Agreement shall terminate without liability to the other party, except for any liability that may arise out of a party's breach of its obligations under this Agreement prior to such termination.

     3.5 The Acquired Fund shall deliver to the Acquiring Fund at the Closing (or, if not reasonably available at the Closing, as soon as practicable thereafter) a list of the names, addresses, taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired

Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing, certified by the President, Executive Vice President or Treasurer of the Acquired Fund as being an accurate record of the information (i) provided by Acquired Fund Shareholders or (ii) derived from the Acquired Fund's records by such officers or one of the Acquired Fund's service providers.

     3.6 The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.   LIQUIDATION AND TERMINATION OF ACQUIRED FUND

     4.1 As soon as practicable after the Closing, the Acquired Fund shall liquidate the Acquired Fund and distribute pro rata to the Acquired Fund Shareholders the Acquiring Fund Shares received pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares credited to the account of the Acquired Fund to open accounts on the share records in the names of Acquired Fund Shareholders as delivered to the Acquiring Fund prior to the Closing Date in accordance with paragraph 3.5 and representing the respective pro rata entitlement of each Acquired Fund Shareholder in the Acquiring Fund Shares of the corresponding Class held by the Acquired Fund Shareholder at the time of the Closing.

     4.2 In connection with such liquidating distributions, (a) the Acquiring Fund shall not deliver certificates representing its shares and (b) the share transfer books of the Acquired Fund shall be permanently closed as of the Closing Date and arrangements satisfactory to the Acquiring Fund, acting reasonably, shall be made to restrict the further transfer of the Acquired Fund's shares.

     4.3 As soon as practicable after the liquidation of the Acquired Fund, the Acquired Fund shall terminate its existence as a business trust under the laws of the State of Delaware and in accordance with the Declaration of Trust and By-Laws of the Acquired Fund.

5.   REPRESENTATIONS AND WARRANTIES

     5.1 The Acquired Fund represents and warrants to the Acquiring Fund, which representations and warranties will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

     (a) The Acquired Fund is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund Shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. The Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

     (b) The Acquired Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "Investment Company Act") is in full force and effect;

     (c) The Acquired Fund is not, and the execution, delivery and performance of this Agreement in respect of the Acquired Fund will not result, in a material violation of its Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound;

     (d) Except as specifically disclosed on Schedule 5.1(d) or included in the calculation of NAV on the Valuation Date, the Acquired Fund has no material contracts or other commitments (other than this Agreement) with respect to the Acquired Fund which will be terminated with liability to either the Acquired Fund or to the Acquired Fund on or prior to the Closing Date;

     (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets, except as previously disclosed in writing to, and acknowledged in writing by, the Acquiring Fund. The Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or the Acquired Fund's ability to consummate the transactions herein contemplated;

     (f) The statement of assets and liabilities of the Acquired Fund as of [ ], 2003 has been audited by Ernst & Young LLP, independent certified public accountants, has been prepared in accordance with GAAP consistently applied and fairly reflects the financial condition of the Acquired Fund as of such date; except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date;

     (g) Since [ ], 2003, except as disclosed on a schedule to this Agreement or specifically disclosed in the Acquired Fund's prospectus or statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g), a decline in NAV per share of the Acquired Fund arising out of its normal investment operations or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

     (h) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and favorable tax treatment as a regulated investment company and will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Fund has not taken any action, or failed to take any action, which has caused or will cause the Acquired Fund to fail to qualify for such favorable tax treatment as a regulated investment company under the Code. The Acquired Fund has not been notified that any tax return or other filing of the Acquired Fund has been reviewed or audited by any federal, state, local or foreign taxing authority. Except as set forth on Schedule 5.1:

          (A) The Acquired Fund shall have filed all federal, state and local tax returns required by law to be filed, including all information returns and payee statements, and all tax returns for foreign countries, provinces and other governing bodies that have jurisdiction to levy taxes upon;

          (B) The Acquired Fund shall have paid all taxes, interest, penalties, assessments and deficiencies which have become due or which have been claimed to be due or provision shall have been made for the payment thereof;

          (C) All tax returns filed or to be filed by the Acquired Fund shall constitute complete and accurate reports of the respective tax liabilities of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported accurately set forth all material items required to be included or reflected in such returns;

          (D) The Acquired Fund has not and will not have waived or extended any applicable statute of limitations relating to the assessment of federal, state, local or foreign taxes; and

          (E) The Acquired Fund has not been notified that any examinations of the federal, state, local or foreign tax returns of the Acquired Fund are currently in progress or threatened and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened;

     (i) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. To the Acquired Fund's knowledge, all of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.5. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquired Fund, nor is there outstanding any security convertible into any shares of the Acquired Fund;

     (j) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act, other than as disclosed in writing to, and acknowledged in writing by, the Acquiring Fund;

     (k) The Acquired Fund has the power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquired Fund's Board of Trustees, and, subject to the approval of the Acquired Fund Shareholders, assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (l) Any information furnished by the Acquired Fund for use in registration statements, proxy materials and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended;

     (m) The proxy statement to be included in the Acquiring Fund's Registration Statement on Form N-14 attached hereto as Annex A (other than information therein that relates to Pioneer Investment Management, Inc., the Acquiring Fund or their affiliates) will, on the effective date of that Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

     (n) Except as set forth on Schedule 5.1 and as will be obtained on or prior to the Closing Date, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

     (o) To the Acquired Fund's knowledge, all of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

     (p) The Acquired Fund currently complies in all material respects with and since its organization has complied in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Securities Exchange Act of 1934 (the

"Exchange Act"), state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

     (q) The Acquired Fund has previously provided to the Acquiring Fund (and will at the Closing provide an update through the Closing Date of such information) with data which supports a calculation of the Acquired Fund's total return and yield for all periods since the organization of the Acquired Fund. Such data has been prepared in accordance in all material respects with the requirements of the Investment Company Act and the regulations thereunder and the rules of the NASD; and

     (r) The prospectus of the Acquired Fund dated [December 29, 2003], and any amendments or supplements thereto, previously furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     (s) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to paragraph 8.4 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

     5.2 The Acquiring Fund represents and warrants to the Acquired Fund, which representations and warranties will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

     (a) The Acquiring Fund is a business trust, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to perform its obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. The Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

     (b) The Acquiring Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

     (c) The prospectus and statement of additional information of the Acquiring Fund included in the Acquiring Fund's registration statement that will be in effect on the Closing Date will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and will not as of its date and as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

     (d) The Acquiring Fund is not, and its execution, delivery and performance of this Agreement will not result, in violation of its Agreement and Declaration of Trust or By-Laws or in material violation of any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which it is a party or by which it is bound;

     (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets, except as previously disclosed in writing to, and acknowledged in writing by, the Acquired Fund. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein;

     (f) The Acquiring Fund has the power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the Acquiring Fund's Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (g) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares and will be fully paid and non-assessable; the Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares;

     (h) The information to be furnished by the Acquiring Fund for use in proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended;

     (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such and will qualify as such as of the Closing Date. The Acquiring Fund has not taken any action which has caused or will cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code. The Acquiring Fund has not been notified that any tax return or other filing of the Acquiring Fund has been reviewed or audited by any federal, state, local or foreign taxing authority. Except as set forth on Schedule 5.1:

          (A) The Acquiring Fund shall have filed all federal, state and local tax returns required to be filed, including all information returns and payee statements, and all tax returns for foreign countries, provinces and other governing bodies that have jurisdiction to levy taxes upon it;

          (B) The Acquiring Fund shall have paid all taxes, interest, penalties, assessments and deficiencies which have become due or which have been claimed to be due or provision shall have been made for the payment thereof;

          (C) All tax returns filed or to be filed by the Acquiring Fund shall constitute complete and accurate reports of the respective tax liabilities of the Acquiring Fund or, in the case of information returns and payee statements, the amounts required to be reported accurately set forth all material items required to be included or reflected in such returns;

          (D) The Acquiring Fund has not and will not have waived or extended any applicable statute of limitations relating to the assessment of federal, state, local or foreign taxes; and

          (E) The Acquiring Fund has not been notified that any examinations of the federal, state, local or foreign tax returns of the Acquiring Fund are currently in progress or threatened and no deficiencies have been asserted or assessed against the Acquiring Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened;

     (j) Immediately prior to the Closing, the Acquiring Fund will be in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Immediately prior to the Closing, the Acquiring Fund will be in compliance in all material respects with the applicable investment policies and restrictions set forth in its registration statement currently in effect and will have calculated its NAV in accordance with the Acquiring Fund's registration statement;

     (k) The Acquiring Fund Shares to be issued pursuant to this Agreement shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of the Acquiring Fund then in effect and qualified for sale under the applicable state securities laws; and

     (l) The Acquiring Fund Shares to be issued pursuant to this Agreement are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform in all material respects to the description thereof contained in the Acquiring Fund's Registration Statement on Form N-14. On the Closing Date, the Acquiring Fund shall not, except as provided herein, have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any person could acquire Acquiring Fund Shares.

     (m) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to paragraph 7.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

6.   COVENANTS OF EACH OF THE PARTIES

     6.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions necessary or advisable (except to the extent distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in paragraph 9.5 hereof), in each case payable either in cash or in additional shares.

     6.2 The Acquired Fund will call a meeting of the Acquired Fund Shareholders to consider and act upon the matters set forth in the proxy statement. Each of the Acquired Fund and the Acquiring Fund will use reasonable efforts to promptly prepare and file with the Commission a Registration Statement on Form N-14 relating to the transactions contemplated by this Agreement.

     6.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     6.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

     6.5 Subject to the provisions of this Agreement, each of the Acquired Fund and the Acquiring Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     6.6 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Closing Statement, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 90 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the Treasurer of the Acquired Fund.

     6.7 The Acquired Fund shall provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 5.1(m), all to be included in the Acquiring Fund's Registration Statement on Form N-14, in compliance with the Securities Act, the Exchange Act and the Investment Company Act in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

     6.8 The Acquired Fund shall maintain errors and omissions insurance covering management of the Acquired Fund prior to and including the Closing Date.

     6.9 Neither the Acquired Fund not the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

     7.1 All representations and warranties made in this Agreement by the Acquiring Fund shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President, Executive Vice President, Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties made in this Agreement by the Acquiring Fund are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

     7.3 The Acquiring Fund shall have delivered to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex B, concerning certain tax-related maters with respect to the Acquiring Fund.

8.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the its obligations hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     8.1 All representations and warranties made in this Agreement by the Acquired Fund shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     8.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities showing the federal tax bases and holding periods as of the Closing Date, certified by the Acquired Fund's Treasurer or Assistant Treasurer;

     8.3 The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President, Executive Vice President, Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

     8.4 The Acquired Fund shall have delivered to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex C, concerning certain tax-related matters with respect to the Acquired Fund.

9.   FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE PARTIES

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     9.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of each of the Acquired Fund's Declaration of Trust and By-Laws, and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this paragraph 9.1;

     9.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     9.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may for itself waive any of such conditions;

     9.4 The Acquiring Fund's Registration Statement on Form N-14 shall have become effective under the Securities Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

     9.5 The parties shall have received a favorable opinion of Wilmer Cutler Pickering Hale and Dorr LLP, addressed to the Acquiring Fund and the Acquired Fund and satisfactory to the Acquiring Fund and the Acquired Fund, substantially to the effect that for federal income tax purposes, on the basis of the facts, representations and assumptions set forth in such opinion, the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund shares of beneficial interest and the termination of the Acquired Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither Acquiring Fund nor Acquired Fund may waive the conditions set forth in this paragraph 9.5; and

     9.6 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under
Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

10.  BROKERAGE FEES AND EXPENSES

     10.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     10.2 The parties have been informed by Pioneer Investment Management, Inc. that it will pay all expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the proxy statement and solicitation expenses).

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1 The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein or referred to in paragraph 9.6 hereof and that this Agreement constitutes the entire agreement between the parties.

     11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

12.  TERMINATION

     12.1 This Agreement may be terminated at any time prior to the Closing Date by: (a) the mutual agreement of the Acquired Fund and the Acquiring Fund; (b) any party in the event that the other party hereto shall breach any material representation, warranty or agreement contained herein to be performed at or prior to the Closing Date and has not cured such breach within 10 days of notice thereof; or (c) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     12.2 In the event of any such termination, there shall be no liability for damages on the part of any party hereto or their respective Trustees or officers to the other party, but[, except as provided in Section 10,] each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

13.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 6.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of the Acquired Fund Shareholders without their further approval.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund and the Acquiring Fund at 60 State Street, Boston, Massachusetts 02109.

15.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

     15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.5 It is expressly agreed that the obligations of the Acquiring Fund and the Acquired Fund shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents or employees personally, but bind only the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the Declaration of Trust of the Acquiring Fund and the Acquired Fund, respectively. The execution and delivery of this Agreement have been authorized by the Acquired Trustees of each of the Acquiring Fund and the Acquired Fund and this Agreement has been executed by authorized officers of the Acquiring Fund and the Acquired Fund acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the Declaration of Trust of the Acquiring Fund and the Acquired Fund, respectively.

[Remainder of page left blank intentionally.]

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attested:                                   PIONEER EUROPE FUND




By:                                         By:
Name:                                       Name:
Title:                                      Title:


Attest:                                     PIONEER EUROPE SELECT FUND



By:                                         By:
Name:                                       Name:
Title:                                      Title:

Exhibit B

TAX REPRESENTATION CERTIFICATE OF

PIONEER EUROPE FUND

     This certificate is being delivered in connection with the transaction to be effected pursuant to the Agreement and Plan of Reorganization (the "Agreement") made as of ________________, 2004 between Pioneer Europe Fund ("Acquiring Fund"), and Pioneer Europe Select Fund ("Acquired Fund"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of the liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of Class A shares, Class B shares, and Class C shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

     The undersigned officer of Acquiring Fund, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations, on behalf of Acquiring Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meaning ascribed to them in the Agreement.

1. Acquiring Fund is a business trust established under the laws of the Commonwealth of Massachusetts, and Acquiring Fund is, and has been at all times, treated as a separate corporation for federal income tax purposes.

2. Neither Acquiring Fund nor any person treated as related to Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) nor any partnership of which Acquiring Fund or any such related person is a partner has any plan or intention to redeem or otherwise acquire any of the Acquiring Fund Shares received by shareholders of Acquired Fund in the transaction except in the ordinary course of Acquiring Fund's business in connection with its legal obligation under
Section 22(e) of the Investment Company Act of 1940, as amended (the "1940 Act"), as a registered open-end investment company to redeem its own shares.

3. After the transaction, Acquiring Fund will continue the historic business of Acquired Fund or will use all or a significant portion of the historic business assets of Acquired Fund in a business. For this purpose, Acquiring Fund shall be treated as conducting the business and holding the assets of certain related entities, as described in Treasury Regulation Section 1.368-1(d)(4).

4. Acquiring Fund has no plan or intention to sell or otherwise dispose of any assets of Acquired Fund acquired in the transaction, except for dispositions made in the ordinary course of its business or to maintain its qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and except for transfers of assets to certain related entities, as described in Section 368(a)(2)(C) of the Code or Treasury Regulation Section 1.368-2(k)(1).

5. Any expenses of Acquired Fund incurred in connection with the transaction which are paid or assumed by Acquiring Fund will be expenses of Acquired Fund solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquiring Fund will not pay or assume the expenses, if any, of Acquired Fund shareholders in connection with the transaction.

6. There is no, and never has been any, indebtedness between Acquiring Fund and Acquired Fund.

7. Acquiring Fund has properly elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under the Code for each taxable year since inception, qualifies for such treatment as of the date of the transaction, and intends to qualify for such treatment after the transaction.

8. Acquiring Fund meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F) of the Code.

9. Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

10. Acquiring Fund does not now own and has never owned, directly or indirectly, any shares of Acquired Fund.

11. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Acquired Fund Liabilities assumed by Acquiring Fund. Acquiring Fund will not furnish any consideration in connection with the acquisition of Acquired Fund's assets other than the assumption of such Acquired Fund Liabilities and the issuance of such Acquiring Fund Shares.

12. Acquired Fund shareholders will not be in control (within the meaning of Sections 368(a)(2)(H)(i) and 304(c) of the Code, which provide that control means the ownership of shares possessing at least 50% of the total combined voting power of all classes of shares that are entitled to vote or at least 50% of the total value of shares of all classes) of Acquiring Fund after the transaction.

13. The transaction is being undertaken for valid and substantial business purposes, including capitalizing on potential economies of scale in expenses, including the costs of accounting, legal, transfer agency, insurance, custodial, and administrative services, and increasing diversification.

14. No Acquired Fund shareholder is acting as agent for Acquiring Fund in connection with the transaction or approval thereof. Acquiring Fund will not reimburse any Acquired Fund shareholder for Acquired Fund shares such shareholder may have purchased or for other obligations such shareholder may have incurred.

     The undersigned officer of Acquiring Fund is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquiring Fund. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 9.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver to Wilmer Cutler Pickering Hale and Dorr LLP immediately a written notice to that effect.

                                            PIONEER EUROPE FUND

                                            By:
                                            Name:
                                            Title:

Dated:  _______________, 2004

Exhibit C

TAX REPRESENTATION CERTIFICATE OF

PIONEER EUROPE SELECT FUND

     This certificate is being delivered in connection with the transaction to be effective pursuant to the Agreement and Plan of Reorganization (the "Agreement") made as of ___________ , 2004 between Pioneer Europe Fund ("Acquiring Fund"), and Pioneer Europe Select Fund ("Acquired Fund"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of the liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of Class A shares, Class B shares, and Class C shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

     The undersigned officer of Acquired Fund, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations, on behalf of Acquired Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meaning ascribed to them in the Agreement.

     15. Acquired Fund is a statutory trust established under the laws of the State of Delaware, and Acquired Fund is, and has been at all times, treated as a separate corporation for federal income tax purposes.

     16. As of the date of the transaction, the fair market value of the Acquiring Fund Shares received by each shareholder that holds shares of Acquired Fund (the "Acquired Fund Shares") will be approximately equal to the fair market value of the Acquired Fund Shares with respect to which such Acquiring Fund Shares are received, and the aggregate consideration received by Acquired Fund shareholders in exchange for their Acquired Fund Shares will be approximately equal to the fair market value of all of the outstanding Acquired Fund Shares immediately prior to the transaction. No property other than Acquiring Fund Shares will be distributed to shareholders of Acquired Fund in exchange for their Acquired Fund Shares, nor will any such shareholder receive cash or other property as part of the transaction.

     17. Neither Acquired Fund nor any person "related" to Acquired Fund (as defined in Treasury Regulation Section 1.368-1(e)(3)) nor any partnership in which the Acquired Fund or any such related person is a partner has redeemed, acquired or otherwise made any distributions with respect to any shares of the Acquired Fund as part of the transaction, or otherwise pursuant to a plan of which the transaction is a part, other than redemptions and distributions made in the ordinary course of Acquired Fund's business as an open-end regulated investment company. There is no plan or intention on the part of any shareholder of Acquired Fund that owns beneficially 5% or more of the Acquired Fund Shares and, to the best knowledge of management of Acquired Fund, there is no plan or intention on the part of the remaining shareholders of Acquired Fund, in connection with the transaction, to engage in any transaction with Acquired Fund, Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) or any partnership in which Acquired Fund, Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) is a partner involving the sale, redemption or exchange of any of the Acquired Fund Shares or any of the Acquiring Fund Shares to be received in the transaction, as the case may be.

     18. Acquired Fund assets transferred to Acquiring Fund will comprise at least ninety percent (90%) of the fair market value of the net assets and at least seventy percent (70%) of the fair market value of the gross assets held by Acquired Fund immediately prior to the transaction. For purposes of this representation, amounts used by Acquired Fund to pay expenses of the transaction and all redemptions and distributions (except for redemptions in the ordinary course of business upon demand of a shareholder that Acquired Fund is required to make as an open-end investment company pursuant to Section 22(e) of the Investment Company Act of 1940, as amended, and regular, normal dividends) made by Acquired Fund immediately preceding the transaction are taken into account as assets of Acquired Fund held immediately prior to the transaction.

     19. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Acquired Fund Liabilities assumed by Acquiring Fund. Acquired Fund will not receive any consideration from the Acquiring Fund in connection with the acquisition of Acquired Fund's assets other than the assumption of such Acquired Fund Liabilities and the issuance of such Acquiring Fund Shares.

     20. The Acquired Fund Liabilities assumed by Acquiring Fund plus the liabilities, if any, to which the transferred assets are subject were incurred by Acquired Fund in the ordinary course of its business.

     21. The fair market value of the Acquired Fund assets transferred to Acquiring Fund will equal or exceed the sum of the Acquired Fund Liabilities assumed by Acquiring Fund within the meaning of Section 357(d) of the Internal Revenue Code of 1986, as amended (the "Code").

     22. Acquired Fund currently conducts its historic business within the meaning of Treasury Regulation Section 1.368-1(d), which provides that, in general, a corporation's historic business is the business it has conducted most recently, but does not include a business that the corporation enters into as part of a plan of reorganization. The Acquired Fund assets transferred to Acquiring Fund will be Acquired Fund's historic business assets within the meaning of Treasury Regulation Section 1.368-1(d), which provides that a corporation's historic business assets are the assets used in its historic business.

     23. Acquired Fund will distribute to its shareholders the Acquiring Fund Shares it receives, and its other properties, if any, pursuant to the transaction and will be liquidated promptly thereafter.

     24. The expenses of Acquired Fund incurred by it in connection with the transaction which are to be assumed by Acquiring Fund, if any, will be only such expenses that are solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquired Fund will not pay any expenses incurred by its shareholders in connection with the transaction.

     25. There is no, and never has been any, indebtedness between Acquiring Fund and Acquired Fund.

     26. Acquired Fund has properly elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for each taxable year since inception, and qualifies for such treatment for its taxable year ending on the closing date of the transaction.

     27. Acquired Fund meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F) of the Code.

     28. Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     29. Acquired Fund shareholders will not be in control (within the meaning of Sections 368(a)(2)(H)(i) and 304(c) of the Code, which provide that control means the ownership of shares possessing at least 50% of the total combined voting power of all classes of shares that are entitled to vote or at least 50% of the total value of shares of all classes) of Acquiring Fund after the transaction.

     30. Acquired Fund shareholders will not have dissenters' or appraisal rights in the transaction.

     31. The transaction is being undertaken for valid and substantial business purposes, including capitalizing on potential economies of scale in expenses, including the costs of accounting, legal, transfer agency, insurance, custodial, and administrative services, and increasing diversification.

     The undersigned officer of Acquired Fund is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquired Fund. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 9.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver to Wilmer Cutler Pickering Hale and Dorr LLP immediately a written notice to that effect.

                                               PIONEER EUROPE SELECT FUND

                                               By:
                                               Name:
                                               Title:
Dated:  ______________ , 2004

Thank
You
for mailing
your proxy card
promptly!

                               PIONEER EUROPE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2004

     This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the related Combined Prospectus/Proxy Statement (also dated _________, 2004) which covers Pioneer Europe Fund, to be issued in exchange for shares of Pioneer Europe Select Fund. Please retain this Statement of Additional Information for further reference.

     The Prospectus is available to you free of charge (please call 1-800-407-7298).

INTRODUCTION...................................................................2

EXHIBITS.......................................................................2

ADDITIONAL INFORMATION ABOUT PIONEER EUROPE FUND...............................2

         FUND HISTORY..........................................................2

         DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS......................2

         MANAGEMENT OF THE FUND................................................2

         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...................3

         INVESTMENT ADVISORY AND OTHER SERVICES................................3

         BROKERAGE ALLOCATION AND OTHER PRACTICES..............................3

         CAPITAL STOCK AND OTHER SECURITIES....................................3

         PURCHASE, REDEMPTION AND PRICING OF SHARES............................3

         TAXATION OF THE FUND..................................................3

         UNDERWRITERS..........................................................3

         CALCULATION OF PERFORMANCE DATA.......................................3

         FINANCIAL STATEMENTS..................................................3

                                  INTRODUCTION

This Statement of Additional Information is intended to supplement the information provided in the Combined Prospectus/Proxy Statement dated _______, 2004 (the "Statement") relating to the proposed reorganization of Pioneer Europe Select Fund, into Pioneer Europe Fund, and in connection with the solicitation by the management of Pioneer Europe Select Fund of proxies to be voted at the Special Meeting of Shareholders of Pioneer Europe Select Fund to be held on __________, 2004.
                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

         The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. Statement of additional information of Pioneer Europe Fund, dated March 1, 2004 (the "SAI") (File No. 33-36265), as filed with the Securities and Exchange Commission on March 1, 2004 (Accession No.
         0000869356-04-000010) is incorporated herein by reference.

2. Pioneer Europe Select Fund's statement of additional information, dated July 26, 2004 (File No. 811-10111), as filed with the Securities and Exchange Commission on August 2, 2004 (Accession No.
         000101694-04-000316) is incorporated herein by reference.

3. Pioneer Europe Select Fund's Annual Report for the fiscal year ended August 31, 2003 (File No. 811-10111), as filed with the Securities and Exchange Commission on October 31, 2003 (Accession No.
         0001122967-03-000008) is incorporated herein by reference.

4. Pioneer Europe Select Fund's Semiannual Report for the period ended February 29, 2004 (File No. 811-10111), as filed with the Securities and Exchange Commission on April 14, 2004 (Accession
         No.0001122967-04-000006) is incorporated herein by reference.

5. Pioneer Europe Fund's Annual Report for the fiscal year ended October 31, 2003 (File No.811-06151), as filed with the Securities and Exchange Commission on December 31, 2003 (Accession No. 0001173601-03-000012) is incorporated herein by reference.

6. Pioneer Europe Fund's Semiannual Report for the period ended April 30, 2004 (File No. 811-06151), as filed with the Securities and Exchange Commission on July 1, 2004 (Accession No. 0001016964-04-000271) is incorporated herein by reference.

                          ADDITIONAL INFORMATION ABOUT
                               PIONEER EUROPE FUND

FUND HISTORY

         For additional information about Pioneer Europe Fund generally, see "Fund History" in the SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

         For additional information about Pioneer Europe Fund's investment objective, policies, risks and restrictions, see "Investment Policies, Risks and Restrictions" in the SAI.

MANAGEMENT OF THE FUND

         For additional information about Pioneer Europe Fund's Board of Trustees and officers, see "Trustees and Officers" in the SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Not Applicable.

INVESTMENT ADVISORY AND OTHER SERVICES

         For additional information, see "Investment Adviser," "Shareholder Servicing/Transfer Agent," "Custodian" and "Independent Auditors" in Pioneer Europe Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         For additional information about the Pioneer Europe Fund's brokerage allocation practices, see "Portfolio Transactions" in the SAI.

CAPITAL STOCK AND OTHER SECURITIES

         For additional information about the voting rights and other characteristics of shares of beneficial interest of Pioneer Europe Fund, see "Description of Shares" in the SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

         For additional information about purchase, redemption and pricing of shares of Pioneer Europe Fund, see "Sales Charges," "Redeeming Shares," "Telephone and Online Transactions" and "Pricing of Shares" in the SAI.

TAXATION OF THE FUND

         For additional information about tax matters related to an investment in Pioneer Europe Fund, see "Tax Status" in the SAI.

UNDERWRITERS

         For additional information about the Pioneer Europe Fund's principal underwriter and distribution plans, see "Principal Underwriter and Distribution Plans" and "Sales Charges" in the SAI.

CALCULATION OF PERFORMANCE DATA

         For additional information about the investment performance of Pioneer Europe Fund, see "Investment Results" in the SAI.

FINANCIAL STATEMENTS

         For additional information, see "Financial Statements" in Pioneer Europe Fund's SAI.

                                     PART C

                                OTHER INFORMATION
                               PIONEER EUROPE FUND

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Europe Fund (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 33-36265 and 811-06151) as filed with the Securities and Exchange Commission on March 1, 2004 (Accession No. 0000869356-04-000010), which information is incorporated herein by reference.

ITEM 16.  EXHIBITS


(1)(a)         Amended and Restated Agreement and Declaration of Trust       (1)

(1)(b)         Establishment of Designation of Classes                       (1)

(1)(c )        Establishment of Designation of Classes                       (2)

(1)(d)         Establishment of Designation of Class R Shares                (5)

(2)            Amended and Restated By-Laws                                  (1)

(3)            Not applicable

(4)            Form of Agreement and Plan of Reorganization                  (6)

(5)            Reference is made to Exhibits (1) and (2) hereof

(6)            Management Contract between the Fund and Pioneer Investment
               Management, Inc.                                              (4)

(7)            Underwriting Agreement with Pioneer Funds Distributor, Inc.   (4)

(8)            Not applicable

(9)            Custodian Agreement dated January 14, 1992 between the Fund
               and Brown                                                     (6)
               Brothers Harriman & Co.

(10)(a)        Multiple Class Plan pursuant to rule 18f-3                    (5)


(10)(b)        Distribution Plan relating to Class A                         (3)

(10)(c)        Distribution Plan relating to Class B                         (4)

(10)(d)        Distribution Plan relating to Class C                         (1)

(10)(e)        Distribution Plan relating to Class R                         (5)

(10)(f)        Service Plan relating to Class R Shares                       (5)

(10)(g)        Dealer Sales Agreement                                        (6)

(11)           Opinion of Counsel (legality of securities being offered)     (8)

(12)           Form of opinion as to tax matters and consent                 (8)

(13)(a)        Investment Company Service Agreement                          (6)

(13)(b) Administration Agreement Between the Fund and Pioneer Investment Management, (6) Inc. (formerly Pioneering Management Corporation)

(14)           Consent of Independent Public Accountants                     (8)

(15)           Not Applicable

(16)           Power of Attorney                                             (6)

(17)(a)        Code of Ethics                                                (6)

(17)(b)        Form of Proxy Card (*)



(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 5 to the Registration Statement (File Nos. 33-36265; 811-06151) as filed with the Securities and Exchange Commission (the "SEC") on February 28, 1996 (Accession No. 0000866707-96-000002).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 8 to the Registration Statement as filed with the SEC on July 1, 1998 (Accession No. 0000866707-98-000012).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No.13 to the Registration Statement as filed with the SEC on March 1, 2001(Accession No. 0000866707-01-000004).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No.15 to the Registration Statement as filed with the SEC on March 1, 2002 (Accession No. 0000866707-02-000004).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No.16 to the Registration Statement as filed with the SEC on January 10, 2003 (Accession No. 0000866707-03-000003).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC on March 1, 2004 (Accession No. 0000869356-04-000010).

(7) Filed herewith as Exhibit A to the Proxy Statement and Prospectus included as Part A of this Registration Statement.

(8)            To be filed by amendment.

(*)            Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Boston and the Commonwealth of Massachusetts, on the 21th day of October, 2004.

                                            Pioneer Europe Fund

                                            By: /s/ Osbert M. Hood
                                            ------------------------------------

                                 Osbert M. Hood
                                            Executive Vice President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                           Date

         *                      Chairman of the Board, Trustee, October 21, 2004
---------------------------
John F. Cogan, Jr.              and President

         *                      Chief Financial Officer and     October 21, 2004
---------------------------
Vincent Nave                    Treasurer
         *
----------
Mary K. Bush                    Trustee
         *
----------
Richard H. Egdahl               Trustee
         *
----------
Margaret B.W. Graham            Trustee

/s/ Osbert M. Hood
Osbert M. Hood                  Trustee

         *
----------
Marguerite A. Piret             Trustee
         *
----------
Steven K. West                  Trustee
         *
----------
John Winthrop                   Trustee

*  By:   /s/ Osbert M. Hood                                     October 21, 2004
         --------------------------------------------
         Osbert M. Hood, Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.       Description



(17)(b)           Form of Proxy Card